Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 128,800	$ 128,024	$ 127,447
Software assets developed for internal use costs, net of accumulated depreciation	$ 129,978	$ 143,330